SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF BASIC NET LOSS PER COMMON SHARE

Basic net loss per common share is based upon the weighted-average number of common shares outstanding. Diluted net loss per common share is the same as basic net loss per common shares as the inclusion of potentially dilutive common shares would be anti-dilutive.

	Year ended December 31,
	2025	2024
Numerator:
Net loss attributable to First Choice Healthcare Solutions, Inc.	$(7,056,538)	$(3,941,488)

Denominator:
Weighted-average common shares, basic and dilutive	32,958,288	32,958,288

Basic and dilutive loss per common share	$(0.21)	$(0.12)

SCHEDULE OF ANTI-DILUTIVE WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING

	December 31,
	2025	2024
Convertible debt	3,491,936,667	1,132,213,935
Warrants to purchase common stock	13,558,372	13,756,977
Incentive shares payable issued with convertible notes	10,721,250	3,271,875
Restricted stock awards	1,357,308	1,357,308
Total	3,517,573,597	1,150,600,095